Common Stock Transactions (Details) (USD $)	Sep. 14, 2012	Jul. 11, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012
Common Stock Transactions
Number of common stock shares/ options/warrants issued in the period	653,595		200,000	625,000	625,000	100,000
Proceeds from Common stock issuance				$ 250,000	$ 300,000
Fair market value of the warrants	50,000		33,300			46,000
Redemption of common stock and warrants in the period							7,500,000
Redemption of stock and warrants							22,500,000
Common stock redeemed total consideration							$ 1
Shares of common stock compensation for serving as President of the Company		1,000,000					0